Fair Value of Financial Instruments - Fair Value, Net Derivative Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Private warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
December 31, 2020	$ 0
Additions	422
Changes in fair value	(103)
December 31, 2021	319
Written put options
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
December 31, 2020	0
Additions	11,371
Changes in fair value	33,456
December 31, 2021	$ 44,827